Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000099569 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000099569 [Member] | TotalEnergies SE SP ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000099569 [Member] | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000099569 [Member] | Unilever PLC SP ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000099569 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000099569 [Member] | US Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000099569 [Member] | Zimmer Biomet Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000099569 [Member] | PayPal Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099569 [Member] | GSK PLC SP ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000099569 [Member] | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000099569 [Member] | United Parcel Service Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000099569 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000099569 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000099569 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000099569 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000099569 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000099569 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000099569 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000099569 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000099569 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000099569 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000099569 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000099569 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000099567 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000099567 [Member] | TotalEnergies SE SP ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000099567 [Member] | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000099567 [Member] | Unilever PLC SP ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000099567 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000099567 [Member] | US Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000099567 [Member] | Zimmer Biomet Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000099567 [Member] | PayPal Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099567 [Member] | GSK PLC SP ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000099567 [Member] | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000099567 [Member] | United Parcel Service Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000099567 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000099567 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000099567 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000099567 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000099567 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000099567 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000099567 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000099567 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000099567 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000099567 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000099567 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000099567 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000099566 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000099566 [Member] | TotalEnergies SE SP ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000099566 [Member] | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000099566 [Member] | Unilever PLC SP ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000099566 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000099566 [Member] | US Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000099566 [Member] | Zimmer Biomet Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000099566 [Member] | PayPal Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099566 [Member] | GSK PLC SP ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000099566 [Member] | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000099566 [Member] | United Parcel Service Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000099566 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000099566 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000099566 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000099566 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000099566 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000099566 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000099566 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000099566 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000099566 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000099566 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000099566 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000099566 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%